Intangibles (Estimated future amortization expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 21,176
2020	21,176
2021	21,176
2022	21,176
2023	21,176
Thereafter	156,061
Finite-lived intangible assets	$ 261,941	$ 286,812